Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS
Basic and diluted earnings per share (“EPS”) were calculated using the following:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Net earnings attributable to PMI	$8,576	$8,800	$8,591
Less distributed and undistributed earnings attributable to share-based payment awards	45	48	49
Net earnings for basic and diluted EPS	$8,531	$8,752	$8,542
Weighted-average shares for basic EPS	1,622	1,692	1,761
Plus incremental shares from assumed conversions:
Stock options	—	—	1
Weighted-average shares for diluted EPS	1,622	1,692	1,762